Equity Investments (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 17, 2021 USD ($) shares	May 31, 2024 USD ($)	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Equity Investment
Proceeds from sale of equity investment			$ 1,650
Payments for equity investments				$ 1,244	$ 588
Common stock			440	433
Total investment			4,500
Income (loss) in equity investments			$ (4,514)	(1,035)	(195)
Number of board seats currently held | item			1
Total number of board seats | item			5
Ardmore Shipping Corporation
Equity Investment
Percentage of ownership interest (as a percent)			100.00%
Element 1 Corp.
Equity Investment
Percentage of ownership interest (as a percent)	10.00%		10.00%
Payments for equity investments	$ 4,000
Common stock	$ 5,300		$ 4,500
Number of common shares | shares	581,795
Warrants to purchase common shares | shares	286,582
Total investment	$ 9,300		9,300
Percentage of voting right	20.00%
Amount of impairment loss			4,400
e1 Marine LLC
Equity Investment
Proceeds from sale of equity investment		$ 1,650
Gain on sale of equity investment		$ 500
Percentage of voting right		33.33%
Income (loss) in equity investments			(400)	$ 100	$ 200
e1 Marine LLC | Corporate Joint Venture [Member]
Equity Investment
Percentage of ownership interest (as a percent)	33.33%
Element 1 Corp And Maritime Partners LLC
Equity Investment
Total investment			$ 4,500